Utility Regulatory Assets and Liabilities and Regulatory Matters - Narrative (Details) - USD ($) $ in Millions																1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 27, 2018	Oct. 25, 2018	Sep. 30, 2018	May 17, 2018	Jan. 26, 2018	Oct. 20, 2017	Jul. 02, 2017	Jul. 01, 2017	Jan. 19, 2017	Oct. 19, 2016	Oct. 14, 2016	Jun. 30, 2016	Apr. 01, 2016	Jan. 19, 2016	Apr. 01, 2015	Nov. 30, 2016	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2016	Sep. 30, 2014	Sep. 30, 2017
Regulatory Assets [Line Items]
DSIC, percent of amount billed to customers																5.00%
Associated increase to utility property, plant and equipment			$ 5,345.8															$ 5,345.8			$ 5,564.6
Subsequent Event
Regulatory Assets [Line Items]
Regulatory asset, amortization period	20 years
UGI South
Regulatory Assets [Line Items]
PUC temporary rates order, percent of reduction in base rate revenues				5.78%
UGI North
Regulatory Assets [Line Items]
PUC temporary rates order, percent of reduction in base rate revenues				3.90%
UGI Central
Regulatory Assets [Line Items]
PUC temporary rates order, percent of reduction in base rate revenues				8.19%
UGI Utilities
Regulatory Assets [Line Items]
PUC temporary rates order, reduction in revenue																	$ 24.1	24.1
Public utilities, civil penalties							$ 2.1
Capitalized project costs																			$ 5.8
Project costs expensed in prior periods																			5.4
UGI Utilities | Information Technology
Regulatory Assets [Line Items]
Associated increase to utility property, plant and equipment																			2.7
Pennsylvania Public Utility Commission
Regulatory Assets [Line Items]
DSIC, percent of amount billed to customers																				0.00%
Pennsylvania Public Utility Commission | PNG
Regulatory Assets [Line Items]
Requested operating revenue increase									$ 21.7
Approved operating revenue increase						$ 11.3
DSIC, percent of amount billed to customers								7.50%							0.00%
Pennsylvania Public Utility Commission | CPG
Regulatory Assets [Line Items]
DSIC, percent of amount billed to customers								7.50%					0.00%
Pennsylvania Public Utility Commission | UGI Gas
Regulatory Assets [Line Items]
Approved operating revenue increase											$ 27.0
Pennsylvania Public Utility Commission | Electric Utility
Regulatory Assets [Line Items]
Requested annual base distribution revenue increase			7.7		$ 9.2
Pennsylvania Public Utility Commission | Electric Utility | Subsequent Event
Regulatory Assets [Line Items]
Requested annual base distribution revenue increase		$ 3.2
Tax Cuts And Jobs Act Of 2017, customer billing credit	$ 0.2
Pennsylvania Public Utility Commission | UGI Utilities
Regulatory Assets [Line Items]
Requested operating revenue increase														$ 58.6
Amount of operating revenue increase												$ 27.0
Gas Utility
Regulatory Assets [Line Items]
Fair value of unrealized gains (losses)			$ 2.9															2.9			$ 0.1
Income Tax Benefits | UGI Utilities
Regulatory Assets [Line Items]
PUC temporary rates order, reduction in revenue																	17.1
Future Amortization Of Regulatory Liabilities | UGI Utilities
Regulatory Assets [Line Items]
PUC temporary rates order, reduction in revenue																	$ 7.0	$ 7.0
Deferred Project Costs | UGI Utilities
Regulatory Assets [Line Items]
Associated increase to utility regulatory assets																			$ 3.1
Minimum
Regulatory Assets [Line Items]
Average remaining depreciable lives of the associated property																		1 year
Maximum
Regulatory Assets [Line Items]
Average remaining depreciable lives of the associated property																		65 years
Maximum | Postretirement benefit overcollections
Regulatory Assets [Line Items]
Regulatory liability, period overcollections will be refunded to customers										10 years
Maximum | Removal Costs, Net
Regulatory Assets [Line Items]
Regulatory asset, amortization period																		5 years